Cash and Cash Equivalents	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012
Cash and Cash Equivalents

NOTE 5—CASH AND CASH EQUIVALENTS

Cash and cash equivalents consisted of the following (in thousands):

	March 31, 2013	June 30, 2012
Cash	$16,447	$13,832
Money market funds	165,242	108,228

	$181,689	$122,060
NOTE 5—CASH AND CASH EQUIVALENTS Cash and cash equivalents consisted of the following (in thousands):

	June 30,
	2012	2011
Cash	$13,832	$32,789
Money market funds	108,228	43,572

	$122,060	$76,361